Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Net income (loss) for the period	$ (325)	$ 5,859	$ 4,480	$ 13,229
Actuarial gains (losses) on post-employment defined benefit plans
Recognized in equity	1,265		1,265	(109)
Deferred income tax				37
Actuarial gains (losses) on defined benefit pension plans, net	1,265		1,265	(72)
Unrealized gains (losses) on cash flow hedge - highly probable future exports
Recognized in equity	(6,627)	3,404	(8,649)	4,872
Reclassified to the statement of income	600	1,078	1,297	2,232
Deferred income tax	2,048	(1,525)	2,499	(2,417)
Unrealized gains / (losses) on cash flow hedge-highly probable future exports, net	(3,979)	2,957	(4,853)	4,687
Translation adjustments (1)
Recognized in equity	(1,310)	716	(1,982)	1,285
Share of other comprehensive income (loss) in equity-accounted investments
Recognized in equity	(150)	117	(159)	206
Other comprehensive income (loss)	(4,174)	3,790	(5,729)	6,106
Total comprehensive income (loss)	(4,499)	9,649	(1,249)	19,335
Comprehensive income (loss) attributable to shareholders of Petrobras	(4,471)	9,601	(1,232)	19,253
Comprehensive income (loss) attributable to non-controlling interests	$ (28)	$ 48	$ (17)	$ 82